Intangible Assets from Acquisitions (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 10,660	[1]	$ 51,575	[1]
Less accumulated amortization	(7,300)	[1]	(43,487)	[1]
Net	3,360		8,088
Advertiser relationship
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3,070	[1]	3,070	[1]
Less accumulated amortization	(2,125)	[1]	(897)	[1]
Net	945		2,173
Patents
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount			318	[1]
Less accumulated amortization			(232)	[1]
Net			86
Distribution partner relationship
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4,830	[1]	4,830	[1]
Less accumulated amortization	(2,787)	[1]	(1,177)	[1]
Net	2,043		3,653
Non-compete agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount			58	[1]
Less accumulated amortization			(43)	[1]
Net			15
Trademarks/domains
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount			40,539	[1]
Less accumulated amortization			(40,130)	[1]
Net			409
Acquired technology
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,760	[1]	2,760	[1]
Less accumulated amortization	(2,388)	[1]	(1,008)	[1]
Net	$ 372		$ 1,752

[1]	Excludes the original cost and accumulated amortization of fully-amortized intangible assets which were $42.6 million and $82.1 million at December 31, 2011 and 2012, respectively.